Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating Activities:
Profit before tax	¥ 831,892	¥ 1,118,976	¥ 880,352
Income taxes paid-net	(283,761)	(105,880)	(337,299)
Other operating activities-net	81,599	395,318	104,575
Net cash and cash equivalents provided by (used in) operating activities	2,785,833	11,171,981	3,740,599
Investing Activities:
Other investing activities-net	(2)		1,192
Net cash and cash equivalents provided by (used in) investing activities	1,201,570	(3,593,677)	851,580
Financing Activities:
Proceeds from issuance of other equity instruments		149,916	149,887
Dividends paid to shareholders	(245,595)	(218,569)	(205,078)
Coupons paid to other equity instruments holders	(11,875)	(9,722)	(7,929)
Purchases of treasury stock and proceeds from sale of treasury stock-net	(69,800)	379	179,657
Net cash and cash equivalents used in financing activities	(731,392)	(360,802)	(174,251)
Net increase of cash and cash equivalents	3,300,073	7,171,637	4,117,853
Cash and cash equivalents at beginning of period	53,416,456	46,244,819	42,126,966
Cash and cash equivalents at end of period	56,716,529	53,416,456	46,244,819
SMFG [member]
Operating Activities:
Profit before tax	458,081	234,714	427,768
Income taxes paid-net	(17,440)	35,010	23,427
Other operating activities-net	(108,622)	(3,736)	(4,580)
Net cash and cash equivalents provided by (used in) operating activities	332,019	265,988	446,615
Investing Activities:
Proceeds from sale of investment in subsidiaries	184,122
Other investing activities-net	(6,548)	(13,833)	(5)
Net cash and cash equivalents provided by (used in) investing activities	(449,172)	(2,255,607)	(1,972,258)
Financing Activities:
Proceeds from issuance of long-term borrowings	35,002	66,415	83,806
Proceeds from issuance of debt securities	591,744	1,525,271	1,738,267
Proceeds from issuance of other equity instruments		149,080	149,081
Dividends paid to shareholders	(245,595)	(218,569)	(211,501)
Coupons paid to other equity instruments holders	(11,875)	(9,722)	(7,929)
Purchases of treasury stock and proceeds from sale of treasury stock-net	(69,799)	380	(86)
Net cash and cash equivalents used in financing activities	299,477	1,512,855	1,751,638
Net increase of cash and cash equivalents	182,324	(476,764)	225,995
Cash and cash equivalents at beginning of period	251,681	728,445	502,450
Cash and cash equivalents at end of period	434,005	251,681	728,445
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC	¥ (626,746)	¥ (2,241,774)	¥ (1,972,253)